Exhibit 10.5

AMENDMENT AGREEMENT NUMBER AMEND-CW170596

Amendment No. 6 – Regulus West, LLC

This Amendment Agreement Number AMEND-CW170596 (“Amendment”) is made and entered into this 30th day of October, 2010 (“Amendment Effective Date”) between American Express Travel Related Services Company, Inc., a.k.a. “American Express”, a.k.a. “AMEX” (herein after “Amexco”), and Regulus West, LLC a Delaware limited liability company, having its principal place of business at 860 Latour Court, Napa, California 94558 (the “Vendor”).

RECITALS

WHEREAS, prior to the Amendment Effective Date, Amexco and Vendor entered into an agreement dated on or about October 25, 1999 (the “Agreement”), (a copy of which is hereto attached as Exhibit A).

WHEREAS, prior to the Amendment Effective Date, Amexco and Vendor amended the Agreement at separate times, the first amendment made on or about July 1, 2000 (“Amendment No. 1”), the second amendment made on or about June 1, 2002 (“Amendment No. 2”), the third amendment made on or about August 18, 2006 and identified as Amendment Number NYC-0-06-2807 (“Amendment No. 3”), the fourth amendment made on or about November 2006 and identified as Amendment Number NYC-0-06-3581 (“Amendment No. 4”) and the fifth amendment made on or about October 30, 2009 and identified as Amendment Number NYC-0-06-2162-02 (collectively referred to herein as “Prior Amendments”). (Copies of the Prior Amendments are attached hereto as Exhibit B)

WHEREAS, Amexco and Vendor wish to amend certain of the terms as set forth in the Agreement and as set for in the Prior Amendments.

NOW, THEREFORE, in consideration of the mutual promises and agreements set forth below, the parties agree as follows:

1.	General

1.1	If there is a conflict between the Agreement and this Amendment the terms of this Amendment shall govern.

1.2	If there is a conflict between the Prior Amendments and this Amendment the terms of this Amendment shall govern.

1.3	Except as otherwise modified herein, the capitalized terms used in this Amendment shall have the meaning specified in the Agreement and/or the Prior Amendments.

1.4	Except as amended herein, the remaining terms and conditions of the Agreement and the Prior Amendments shall remain in full force and effect.

1.5	The term “Comprehensive Amendment” as defined in the Prior Amendments shall refer to this Amendment.

1.6	The Schedules and Exhibits attached to this Amendment shall be deemed part of the Agreement, binding upon the parties and shall control where applicable.

1.7	All references to AMEX in the Agreement or the Prior Amendments, including without limitation references appearing within defined terms, shall be read as references to Amexco.

AMENDED TERMS

Prior Amendment No. 5 (See Exhibit B)

1.	Article 44, Section 44.1 is hereby amended to state as follows:

This Amendment shall commence as of the Amendment Effective Date and shall continue in full force and effect thereafter unless and until the Agreement expires or is terminated as provided in Article 20 of the Agreement. Each Schedule shall become effective when duly executed by both parties and shall continue thereafter unless terminated as permitted hereunder. Notwithstanding Article 2 Section 2.01 of the Agreement, the Term of the Agreement, as amended, shall continue until 12:00 midnight on October 31, 2013 unless terminated earlier pursuant to Article 20 of the Agreement. This Amendment will automatically renew for a one (1) year period unless Amexco provides Vendor with written notice not to renew one hundred and eighty (180) days prior to the expiration of this Amendment.

2.	Prior Amendment No. 5, Exhibit B (Prior Amendments) is hereby deleted and replaced with Amendment Exhibit P.

3.	Prior Amendment No. 5, Exhibit C (Performance Standards) is hereby deleted and replaced with Amendment Exhibit M.

4.	Prior Amendment No. 5, Exhibit D (Security Measures) is hereby deleted and replaced with Amendment Exhibit N.

5.	Prior Amendment No. 5, Exhibit I (Crisis Preparedness Program Requirements) is hereby deleted and replaced with Amendment Exhibit O.

6.	Prior Amendment No. 5, Schedule B (Compensation) is hereby deleted and replaced with Amendment Schedule E.

CONTINUED ON NEXT PAGE.

7.	Prior Amendment No. 5, Schedule D/Exhibit A (OEI Pricing) is hereby deleted and replaced with Amendment Schedule E.

8.	Prior Amendment No. 5, Schedule D (OEI SOW) is hereby deleted and replaced by Amendment Schedule F.

9.	Exhibits and Attachments: The following are attached hereto and incorporated herein by this reference:

Exhibit A	- The Agreement
Exhibit B	- The Prior Amendments
Exhibit C	- Performance Standards
Exhibit D	- Security Measures
Exhibit E	- Form of Schedule – Sample
Exhibit F	- Form of Non-Disclosure Agreement
Exhibit G	- Taxing Jurisdictions
Exhibit H	- Information Protection Contract Requirements (Intentionally left blank.)
Exhibit I	- Crisis Preparedness Program
Exhibit J	- Competitive Intelligence & Benchmarking Policies
Exhibit K	- Business Contingency Plan (BCP) For American Express Chicago Site
Exhibit L	- January 1, 2006 Agreement with Respect to Regulation AB Compliance
Exhibit M	- Performance Standards - Amendment 6
Exhibit N	- Security Measures - Amendment 6
Exhibit O	- Crisis Preparedness Program Requirements - Amendment 6
Exhibit P	- The Prior Amendments – Amendment 6 - P1 – Original Agreement - P2 – Prior Amendment 1 - P3 – Prior Amendment 2 - P4 – Prior Amendment 3 - P5 – Prior Amendment 4 - P6 – Prior Amendment 5
Schedule A	- Procedures
Schedule B	- Compensation
Schedule C	- Service Locations
Schedule D	- Open, Extract and Image Statement of Work (OEI SOW)
Schedule D, Exhibit A	- OEI Pricing
Schedule E	- Compensation and Pricing - Amendment 6
Schedule F	- OEI Procedures - Amendment 6

SIGNATURE BLOCKS ARE ON THE NEXT PAGE.

IN WITNESS WHEREOF, the parties hereto have duly executed this Amendment as of the day, month and year first written above.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.		REGULUS WEST, LLC.

By:	/s/	By:	/s/

Name:		Name:
	(Type or print)		(Type or print)

Title:		Title:

Date:		Date:

Exhibit A

[Exhibit A omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit B

[Exhibit B omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit C

[Exhibit C omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit D

[Exhibit D omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit E

[Exhibit E omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit F

[Exhibit F omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit G

[Exhibit G omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit H

[Exhibit H omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit I

[Exhibit I omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit J

[Exhibit J omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit K

[Exhibit K omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit L

[Exhibit L omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit M

[Exhibit M omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit N

[Exhibit N omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit O

[Exhibit O omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit P

[Exhibit P omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule A

[Schedule A omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule B

[Schedule B omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule C

[Schedule C omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule D

[Schedule D omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule E

[Schedule E omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule F

[Schedule F omitted in accordance with Item 601(a)(5) of Regulation S-K]